Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Treasury shares	Additional Paid in Capital	Contributed Capital Surplus	Retained Earnings
Balance at beginning of period (in shares) at Dec. 31, 2018		143,827,697
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		0
Stock repurchased during period (in shares)	(350,000)		(350,000)
Distribution of treasury shares ( in shares)			50,000
Balance at end of period (in shares) at Jun. 30, 2019		143,527,697
Balance at beginning of period at Dec. 31, 2018		$ 7,215	$ (2,643)	$ 233	$ 1,786,451	$ (267,744)
Increase (decrease) in Equity [Roll Forward]
Shares issued		0	285	0
Stock option expense				240
Distributions to shareholders					(10,773)
Distributed treasury shares			(1,881)			(100)
Net income (loss)						(40,551)
Balance at end of period at Jun. 30, 2019	$ 1,473,217	$ 7,215	$ (4,239)	473	1,775,678	(305,910)
Increase (decrease) in Equity [Roll Forward]
Adjustment on adoption of ASC | Adjustment on adoption of ASC 326						0
Adjustment on adoption of ASC | Adjustment on adoption of ASC 842						2,485
Adjustment on adoption of ASC | Adjustment on adoption of ASC 326						(234)
Adjustment on adoption of ASC | Adjustment on adoption of ASC 842						0
Balance at beginning of period (in shares) at Dec. 31, 2019	143,277,697	143,277,697
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		0
Stock repurchased during period (in shares)			0
Distribution of treasury shares ( in shares)			0
Balance at end of period (in shares) at Jun. 30, 2020	143,277,697	143,277,697
Balance at beginning of period at Dec. 31, 2019	$ 1,513,391	$ 7,215	$ (5,669)	715	1,739,834	(228,704)
Increase (decrease) in Equity [Roll Forward]
Shares issued		0	0	0
Stock option expense				53
Distributions to shareholders					(7,164)
Distributed treasury shares			0			0
Net income (loss)						(202,101)
Balance at end of period at Jun. 30, 2020	$ 1,303,945	$ 7,215	$ (5,669)	$ 768	$ 1,732,670	$ (431,039)